NET LOSS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAX
Net loss attributable to common shareholders					$ (4,148,947)	$ (19,511)
Weighted average common shares outstanding - Basic and diluted	171,576,326	303,973,473	234,555,203	108,706,422	165,747,163	10,000,000
Net loss per share - Basic and diluted					$ (0.03)	$ (0.00)